Credit Facility and Long-Term Debt - Additional Information (Details) - USD ($)						12 Months Ended
	Dec. 01, 2021	Sep. 30, 2019	Jun. 18, 2018	Nov. 13, 2013	Dec. 15, 2010	Dec. 31, 2021	Dec. 31, 2020	Dec. 29, 2021	Nov. 30, 2021	Nov. 05, 2021	Nov. 01, 2021	Apr. 01, 2021	Nov. 30, 2020	Nov. 03, 2020	Feb. 11, 2019	Jun. 30, 2018
Line of Credit Facility [Line Items]
Revolving credit facility, credit agreement maximum limit	$ 300,000,000
Line of credit facility Increasable capacity	$ 100,000,000
Line of credit facility borrowings outstanding						$ 100,000,000
Minimum consolidated tangible net worth under credit facility						$ 2,019,600,000
Percentage of consolidated net income						25.00%
Percentage of aggregate net cash proceeds from the issuance of capital stock						25.00%
Percentage of consolidated leverage ratio permitted						35.00%
Payment for extinguishment of debt		$ 5,500,000	$ 8,600,000			$ 0	$ 0
Repayments of Other Long-term Debt		$ 125,000,000	$ 125,000,000			0	0
AUL | Lloyd's
Line of Credit Facility [Line Items]
Letter of Credit to Support Funds at Lloyd's											$ 195,000,000			$ 95,000,000
Funds at Lloyd's Facility Agreement						150,000,000			$ 80,000,000				$ 150,000,000
Bermuda | Natixis
Line of Credit Facility [Line Items]
Revolving credit facility, credit agreement maximum limit										$ 100,000,000
Bermuda | HSBC Bank USA, National Association
Line of Credit Facility [Line Items]
Revolving credit facility, credit agreement maximum limit								$ 75,000,000
Aspen Specialty | Federal Home Loan Bank of Boston
Line of Credit Facility [Line Items]
Revolving credit facility, credit agreement maximum limit												$ 182,000,000
AAIC | Federal Home Loan Bank of Boston
Line of Credit Facility [Line Items]
Revolving credit facility, credit agreement maximum limit												$ 123,000,000
Percentage limit of pledged assets permitted to secure debt obligations												10.00%
Citibank Europe
Line of Credit Facility [Line Items]
Outstanding collateralized letters of credit facility						452,400,000	$ 444,200,000
Letters of credit / guarantees | Aspen U.K. | Aspen European
Line of Credit Facility [Line Items]
Revolving credit facility, credit agreement maximum limit															$ 100,000,000
Standby Letters of Credit | Bermuda
Line of Credit Facility [Line Items]
Line of Credit Facility, Commitment Fee Amount						$ 90,000,000
London Interbank Offered Rate (LIBOR)
Line of Credit Facility [Line Items]
Line of Credit Facility, Interest Rate During Period						1.00%
Citibank Europe plc | Letters of credit / guarantees
Line of Credit Facility [Line Items]
Revolving credit facility, credit agreement maximum limit																$ 500,000,000
Senior Notes
Line of Credit Facility [Line Items]
Loans issued				$ 300,000,000	$ 250,000,000
Debt stated interest rate				4.65%	6.00%
Net proceeds from senior notes				$ 299,700,000	$ 247,500,000
Amount of indebtedness subject to default in payment						$ 50,000,000
Annual interest payable						$ 14,000,000